Shareholders' equity - Summary of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Number of ordinary nominative shares	191,028,642		170,981,476
Par value	$ 0.0001	$ 0.0001	$ 0.0001
Total share capital	$ 19		$ 17